                         UBS PACE SELECT ADVISORS TRUST

           Supplement to the Prospectus Relating to Class A, Class B,
                   Class C and Class Y dated December 1, 2003


                                                                  August 1, 2004


Dear Investor,

The first table following the first paragraph in the section under the heading "Management and Administration Fees" on page 81 of the Prospectus, which shows the combined annual fee rate for management and administrative services for each Fund, is deleted and replaced in its entirety with the table shown below:

                                          COMBINED
                                          MANAGEMENT AND
                                          ADMINISTRATIVE            COMBINED MANAGEMENT AND
                                          SERVICES FEE AS OF        ADMINISTRATIVE SERVICES FEE AS OF
                                          JULY 31, 2004             AUGUST 1, 2004
-------------------------------------------------------------------------------------------------------
                                                                    ASSETS UNDER MANAGEMENT       FEE
                                                                    -----------------------       ---
UBS Pace Government Securities Fixed      0.70%                     $0 - $500 million              0.70%
Income Investments

                                                                    On the next $ 500
                                                                    million - $1 billion           0.65%

                                                                    On the next $1
                                                                    billion - $1.5 billion        0.625%

                                                                    On the next $ 1.5
                                                                    billion - $ 2 billion          0.60%

                                                                    Above $ 2 billion             0.575%

                                                                    ASSETS UNDER MANAGEMENT       FEE
                                                                    -----------------------       ---
UBS Pace Intermediate Fixed Income        0.60%                     $0 - $500 million              0.60%
Investments

                                                                    On the next $ 500
                                                                    million - $1 billion           0.55%

                                                                    On the next $1
                                                                    billion - $1.5 billion        0.525%

                                                                    On the next $ 1.5
                                                                    billion - $ 2 billion          0.50%

                                                                    Above $ 2 billion             0.475%

                                          COMBINED
                                          MANAGEMENT AND
                                          ADMINISTRATIVE            COMBINED MANAGEMENT AND
                                          SERVICES FEE AS OF        ADMINISTRATIVE SERVICES FEE AS OF
                                          JULY 31, 2004             AUGUST 1, 2004
-------------------------------------------------------------------------------------------------------
                                                                    ASSETS UNDER MANAGEMENT       FEE
                                                                    -----------------------       ---
UBS Pace Strategic Fixed Income           0.70%                     $0 - $500 million              0.70%
Investments

                                                                    On the next $ 500
                                                                    million - $1 billion           0.65%

                                                                    On the next $1
                                                                    billion - $1.5 billion        0.625%

                                                                    On the next $ 1.5
                                                                    billion - $ 2 billion          0.60%

                                                                    Above $ 2 billion             0.575%

                                                                    ASSETS UNDER MANAGEMENT       FEE
                                                                    -----------------------       ---
UBS Pace Municipal Fixed Income           0.60%                     $0 - $500 million              0.60%
Investments

                                                                    On the next $ 500
                                                                    million - $1 billion           0.55%

                                                                    On the next $1
                                                                    billion - $1.5 billion        0.525%

                                                                    On the next $ 1.5
                                                                    billion - $ 2 billion          0.50%

                                                                    Above $ 2 billion             0.475%

                                                                    ASSETS UNDER MANAGEMENT       FEE
                                                                    -----------------------       ---
UBS Pace Global Fixed Income              0.80%                     $0 - $ 1 billion              0.80%
Investments

                                                                    On the next $ 1
                                                                    billion - $ 2 billion         0.775%

                                                                    Above $ 2 billion             0.75%



                                          COMBINED
                                          MANAGEMENT AND
                                          ADMINISTRATIVE            COMBINED MANAGEMENT AND
                                          SERVICES FEE AS OF        ADMINISTRATIVE SERVICES FEE AS OF
                                          JULY 31, 2004             AUGUST 1, 2004
-------------------------------------------------------------------------------------------------------
UBS Pace Large Co Value Equity            0.80%*                                                  0.80%*
Investments



                                                                    ASSETS UNDER MANAGEMENT       FEE
                                                                    -----------------------       ---
UBS Pace Large Co Growth Equity           0.80%                     $0 - $500 million             0.80%
Investments

                                                                    On the next $ 500
                                                                    million - $1 billion          0.775%

                                                                    On the next $1
                                                                    billion - $2 billion           0.75%

                                                                    Above $ 2 billion             0.725%

                                                                    ASSETS UNDER MANAGEMENT       FEE
                                                                    -----------------------       ---
UBS Pace Small/Medium Co Value            0.80%                     $0 - $ 750 million             0.80%
Equity Investments

                                                                    Above $ 750 million           0.775%

                                                                    ASSETS UNDER MANAGEMENT       FEE
                                                                    -----------------------       ---
UBS Pace Small/Medium Co Growth           0.80%                     $0 - $ 750 million             0.80%
Equity Investments

                                                                    Above $ 750 million           0.775%

-------------------
* UBS Pace Large Co Value Equity Investments and UBS Global Asset Management
(US) Inc. ("UBS Global AM") have entered into additional fee waivers whereby UBS Global AM has agreed to permanently reduce its management fee based on the fund's average daily net assets of the fund as follows: $0 to $250 million--0.60%; in excess of $250 million up to $500 million--0.57%; in excess of $500 million up to $1 billion--0.53%; and over $1 billion--0.50%.

                                                                    ASSETS UNDER MANAGEMENT       FEE
                                                                    -----------------------       ---
UBS Pace International Equity             0.90%                     $0 - $500 million              0.90%
Investments

                                                                    On the next $ 500
                                                                    million - $1 billion          0.875%

                                                                    On the next $1
                                                                    billion - $2 billion           0.85%

                                                                    Above $ 2 billion             0.825%

                                          COMBINED
                                          MANAGEMENT AND
                                          ADMINISTRATIVE            COMBINED MANAGEMENT AND
                                          SERVICES FEE AS OF        ADMINISTRATIVE SERVICES FEE AS OF
                                          JULY 31, 2004             AUGUST 1, 2004
-------------------------------------------------------------------------------------------------------
                                                                    ASSETS UNDER MANAGEMENT       FEE
                                                                    -----------------------       ---
UBS Pace International Emerging           1.10%                     $0 - $500 million              1.10%
Markets Equity Investments

                                                                    On the next $ 500
                                                                    million - $1 billion          1.075%

                                                                    On the next $1
                                                                    billion - $2 billion           1.05%

                                                                    Above $ 2 billion             1.025%

                         UBS PACE SELECT ADVISORS TRUST

                Supplement to the Prospectus Relating to Class P
                             dated December 1, 2003


                                                                  August 1, 2004


Dear Investor,

The first table following the first paragraph in the section under the heading "Management and Administration Fees" on page 66 of the Prospectus, which shows the combined annual fee rate for management and administrative services for each Fund, is deleted and replaced in its entirety with the table shown below:

                                          COMBINED
                                          MANAGEMENT AND
                                          ADMINISTRATIVE            COMBINED MANAGEMENT AND
                                          SERVICES FEE AS OF        ADMINISTRATIVE SERVICES FEE AS OF
                                          JULY 31, 2004             AUGUST 1, 2004
-------------------------------------------------------------------------------------------------------
UBS PACE Money Market Investments         0.35%                                                    0.35%

                                                                    ASSETS UNDER MANAGEMENT       FEE
                                                                    -----------------------       ---
UBS Pace Government Securities Fixed      0.70%                     $0 - $500 million              0.70%
Income Investments

                                                                    On the next $ 500
                                                                    million - $1 billion           0.65%

                                                                    On the next $1
                                                                    billion - $1.5 billion        0.625%

                                                                    On the next $ 1.5
                                                                    billion - $ 2 billion          0.60%

                                                                    Above $ 2 billion             0.575%

                                          COMBINED
                                          MANAGEMENT AND
                                          ADMINISTRATIVE            COMBINED MANAGEMENT AND
                                          SERVICES FEE AS OF        ADMINISTRATIVE SERVICES FEE AS OF
                                          JULY 31, 2004             AUGUST 1, 2004
-------------------------------------------------------------------------------------------------------
                                                                    ASSETS UNDER MANAGEMENT       FEE
                                                                    -----------------------       ---
UBS Pace Intermediate Fixed Income        0.60%                     $0 - $500 million              0.60%
Investments

                                                                    On the next $ 500
                                                                    million - $1 billion           0.55%

                                                                    On the next $1
                                                                    billion - $1.5 billion        0.525%

                                                                    On the next $ 1.5
                                                                    billion - $ 2 billion          0.50%

                                                                    Above $ 2 billion             0.475%

                                                                    ASSETS UNDER MANAGEMENT       FEE
                                                                    -----------------------       ---
UBS Pace Strategic Fixed Income           0.70%                     $0 - $500 million              0.70%
Investments

                                                                    On the next $ 500
                                                                    million - $1 billion           0.65%

                                                                    On the next $1
                                                                    billion - $1.5 billion        0.625%

                                                                    On the next $ 1.5
                                                                    billion - $ 2 billion          0.60%

                                                                    Above $ 2 billion             0.575%

                                                                    ASSETS UNDER MANAGEMENT       FEE
                                                                    -----------------------       ---
UBS Pace Municipal Fixed Income           0.60%                     $0 - $500 million              0.60%
Investments

                                                                    On the next $ 500
                                                                    million - $1 billion           0.55%

                                                                    On the next $1
                                                                    billion - $1.5 billion        0.525%

                                                                    On the next $ 1.5
                                                                    billion - $ 2 billion          0.50%

                                                                    Above $ 2 billion             0.475%

                                          COMBINED
                                          MANAGEMENT AND
                                          ADMINISTRATIVE            COMBINED MANAGEMENT AND
                                          SERVICES FEE AS OF        ADMINISTRATIVE SERVICES FEE AS OF
                                          JULY 31, 2004             AUGUST 1, 2004
-------------------------------------------------------------------------------------------------------
                                                                    ASSETS UNDER MANAGEMENT       FEE
                                                                    -----------------------       ---
UBS Pace Global Fixed Income              0.80%                     $0 - $ 1 billion               0.80%
Investments

                                                                    On the next $ 1
                                                                    billion - $ 2 billion         0.775%

                                                                    Above $ 2 billion              0.75%

UBS Pace Large Co Value Equity            0.80%*                                                   0.80%*
Investments


-------------------
* UBS Pace Large Co Value Equity Investments and UBS Global Asset Management
(US) Inc. ("UBS Global AM") have entered into additional fee waivers whereby UBS Global AM has agreed to permanently reduce its management fee based on the fund's average daily net assets of the fund as follows: $0 to $250 million--0.60%; in excess of $250 million up to $500 million--0.57%; in excess of $500 million up to $1 billion--0.53%; and over $1 billion--0.50%.

                                                                    ASSETS UNDER MANAGEMENT       FEE
                                                                    -----------------------       ---
UBS Pace Large Co Growth Equity           0.80%                     $0 - $500 million              0.80%
Investments

                                                                    On the next $ 500
                                                                    million - $1 billion          0.775%

                                                                    On the next $1
                                                                    billion - $2 billion           0.75%

                                                                    Above $ 2 billion             0.725%

                                                                    ASSETS UNDER MANAGEMENT       FEE
                                                                    -----------------------       ---
UBS Pace Small/Medium Co Value            0.80%                     $0 - $ 750 million             0.80%
Equity Investments

                                                                    Above $ 750 million           0.775%

                                                                    ASSETS UNDER MANAGEMENT       FEE
                                                                    -----------------------       ---
UBS Pace Small/Medium Co Growth           0.80%                     $0 - $ 750 million             0.80%
Equity Investments

                                                                    Above $ 750 million           0.775%

                                          COMBINED
                                          MANAGEMENT AND
                                          ADMINISTRATIVE            COMBINED MANAGEMENT AND
                                          SERVICES FEE AS OF        ADMINISTRATIVE SERVICES FEE AS OF
                                          JULY 31, 2004             AUGUST 1, 2004
-------------------------------------------------------------------------------------------------------
                                                                    ASSETS UNDER MANAGEMENT       FEE
                                                                    -----------------------       ---
UBS Pace International Equity             0.90%                     $0 - $500 million              0.90%
Investments

                                                                    On the next $ 500
                                                                    million - $1 billion          0.875%

                                                                    On the next $1
                                                                    billion - $2 billion           0.85%

                                                                    Above $ 2 billion             0.825%

                                                                    ASSETS UNDER MANAGEMENT       FEE
                                                                    -----------------------       ---
UBS Pace International Emerging           1.10%                     $0 - $500 million              1.10%
Markets Equity Investments

                                                                    On the next $ 500
                                                                    million - $1 billion          1.075%

                                                                    On the next $1
                                                                    billion - $2 billion           1.05%

                                                                    Above $ 2 billion             1.025%